TIAA Real Estate Account c/o Teachers Insurance and Annuity Association of America 8500 Andrew Carnegie Boulevard Charlotte, NC 28262	F. Scott Thomas Senior Director and Associate General Counsel (704) 988-3687 (tele) sthomas@tiaa.org

April 27, 2021

VIA EDGAR
Division of Corporation Finance
Office of Real Estate & Construction
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4644
Mail Stop 3233
Attention: Ronald Alper, Staff Attorney

Re:    TIAA Real Estate Account Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-254314)

Ladies and Gentlemen:

On behalf of the TIAA Real Estate Account (the “Account”), we have attached for filing Pre-Effective Amendment No. 1 to the above-captioned registration statement on Form S-1 (“Amendment No. 1”), including exhibits.

Amendment No. 1 is being filed pursuant to Rule 429 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective as soon as reasonably practicable by 9:00 a.m. ET on April 30, 2021. Pursuant to Rule 429 under the 1933 Act, the undersigned represents that Amendment No. 1 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 429.

The main purpose of Amendment No. 1 is to update certain disclosure in the Account’s prospectus, including financial and performance information.

If you have any question regarding this filing, please do not hesitate to call me at (704) 988-3687.

                    Sincerely,

                    /s/ F. Scott Thomas
F. Scott Thomas
Senior Director and Associate General Counsel